Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2017
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Abstract]
The size of unconsolidated structured entities

The size of unconsolidated structured entities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Total assets:
Asset-backed securitization	~~W~~	108,649,039	175,953,075
Structured financing		66,759,795	84,719,599
Investment fund		33,891,120	69,736,443

	~~W~~	209,299,954	330,409,117

The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities

i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2016 and 2017 are as follows:

	2016
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans	~~W~~	380,961	5,791,745	106,234	6,278,940
Trading assets		2,082,684	30,266	31,791	2,144,741
Derivative assets		19,144	—	—	19,144
Available-for-sale financial assets		2,648,304	559,990	2,711,666	5,919,960
Held-to-maturity financial assets		2,612,564	—	—	2,612,564
Other assets		13,253	21,705	170	35,128

	~~W~~	7,756,910	6,403,706	2,849,861	17,010,477

Liabilities:
Derivative liabilities	~~W~~	137	—	—	137
Borrowings		—	1,318	—	1,318
Other		1,006	264	—	1,270

	~~W~~	1,143	1,582	—	2,725

	2017
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans	~~W~~	329,776	6,189,042	91,078	6,609,896
Trading assets		3,201,400	958	351,290	3,553,648
Derivative assets		14,218	—	—	14,218
Available-for-sale financial assets		2,200,974	400,283	3,525,538	6,126,795
Held-to-maturity financial assets		3,259,451	—	—	3,259,451
Other assets		729	2,576	1,150	4,455

	~~W~~	9,006,548	6,592,859	3,969,056	19,568,463

Liabilities:
Derivative liabilities	~~W~~	4,448	—	—	4,448
Other		557	1,050	9	1,616

	~~W~~	5,005	1,050	9	6,064

Exposure to risk relating to its interests in unconsolidated structured entities

ii) Exposure to risk relating to its interests in unconsolidated structured entities as of December 31, 2016 and 2017 are as follows:

	2016
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	7,756,910	6,403,706	2,849,861	17,010,477
ABS and ABCP commitments		1,108,282	30,000	—	1,138,282
Loan commitments		977,383	328,236	47,246	1,352,865
Guarantees		83,000	28,060	—	111,060
Others		61,400	—	—	61,400

	~~W~~	9,986,975	6,790,002	2,897,107	19,674,084

	2017
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	9,006,548	6,592,859	3,969,056	19,568,463
ABS and ABCP commitments		1,391,035	57,300	452,311	1,900,646
Loan commitments		529,566	719,650	31,987	1,281,203
Guarantees		74,300	15,200	—	89,500
Others		4,200	45,634	—	49,834

	~~W~~	11,005,649	7,430,643	4,453,354	22,889,646